Related Party Relationship and Transactions - Summary of Related Party Transactions (Parenthetical) (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Share based compensation	[1]	₨ 4,465	₨ 5,542	₨ 5,590
Other benefits [member]
Disclosure of transactions between related parties [line items]
Share based compensation		₨ 267	₨ 277	575
Thierry Delaporte [member]
Disclosure of transactions between related parties [line items]
Cash compensation				415
Cost of accelerated vesting towards unvested stock options				310
Social security contributions				₨ 196

[1]	Includes ₹ 6, ₹ (9) and ₹ Nil for the years ended March 31, 2024, 2025 and 2026, respectively, towards cash settled ADSs and RSUs.